Note 50	12 Months Ended
Dec. 31, 2025
Profit Or Loss From Non Current Assets And Disposal Groups Classified As Held For Sale Not Qualifying As Discontinued Operations [Abstract]
Disclosure of Profit Or Loss From Non Current Assets And Disposal Groups Classified As Held For Sale Not Qualifying As Discontinued Operations [Text Block]	Gains (losses) from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations
The main items included in the balance under this heading in the consolidated income statements are as follows:

GAINS (LOSSES) FROM NON-CURRENT ASSETS AND DISPOSAL GROUPS CLASSIFIED AS HELD FOR SALE NOT QUALIFYING AS DISCONTINUED OPERATIONS (MILLIONS OF EUROS)

	Notes	2025	2024	2023
Gains on sale of real estate		54	66	64
Impairment of non-current assets held for sale	21	(36)	(83)	(42)
Gains (losses) on sale of investments classified as non-current assets held for sale		—	—	—
Gains on sale of equity instruments classified as non-current assets held for sale		—	—	—
Total		18	(17)	22